ASSETS AND LIABILITIES HELD FOR SALE (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Assets held for sale:
Cash and cash equivalents and restricted cash	¥ 5	¥ 8
Property and equipment, net	43	82
Operating lease right-of-use assets	819	1,732
Finance lease right-of-use assets	72	67
Other assets	44	52
Total	983	1,941
Liabilities held for sale:
Accrued expenses and other current liabilities	41	62
Operating lease liabilities, current	44	69
Operating lease liabilities, non-current	877	1,785
Finance lease liabilities	77	71
Other liabilities	45	97
Total	1,084	2,084
Impairments	¥ 9	¥ 27